Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Public Offering [Abstract]
PUBLIC OFFERING
NOTE 3. PUBLIC OFFERING
The Company sold 55,200,000 Units in the Public Offering, including 7,200,000 Units that were issued pursuant to the underwriters’ full exercise of their over-allotment option, at a price of $10.00 per Unit. Simultaneously with the closing of the Public Offering, the Sponsor purchased an aggregate of 9,360,000 Private Placement Warrants at a purchase price of $1.50 per warrant, or approximately $14,040,000 in the aggregate.
Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value per share, and one-third
of one warrant (each, a “
Warrant
” and, collectively, the “
Warrants
”). Each whole Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share. No fractional shares will be issued upon separation of the Units and only whole Warrants will trade. Each Warrant will become exercisable on the later of 30 days after the completion of an Initial Business Combination or 12 months from the closing of the Public Offering and will expire five years after the completion of an Initial Business Combination or earlier upon redemption or liquidation. Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole and not in part at a price of $0.01 per Warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last sale price of the Company’s Class A common stock has been at least $18.00 per share on each of 20 trading days within the 30 trading-day
period ending on the third business day prior to the date on which the Company sent the notice of redemption to the Warrant holders.
As noted above, the underwriters exercised the
45-day
option to purchase up to 7,200,000 additional Units to cover any over-allotments at the Public Offering price less the underwriting discounts and commissions. The Units that were issued in connection with the over-allotment option were identical to the other Units issued in the Public Offering.
The Company paid an underwriting discount of 2.0% of the gross offering proceeds, or $11.04 million in the aggregate, to the underwriters at the closing of the Public Offering, with an additional fee (the “
Deferred Discount
”) of 3.5% of the gross offering proceeds, or $19.32 million in the aggregate, payable upon the Company’s completion of an Initial Business Combination. The Deferred Discount will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes an Initial Business Combination.

NOTE 3. PUBLIC OFFERING
The Company sold 55,200,000 Units in the Public Offering, including 7,200,000 Units that were issued pursuant to the underwriters’ full exercise of their over-allotment option, at a price of $10.00 per Unit. Simultaneously with the closing of the Public Offering, the Sponsor purchased an aggregate of 9,360,000 Private Placement Warrants at a purchase price of $1.50 per warrant, or approximately $14,040,000 in the aggregate.
Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value per share, and one-third
of one warrant (each, a “
Warrant
” and, collectively, the “
Warrants
”). Each whole Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share. No fractional shares will be issued upon separation of the Units and only whole Warrants will trade. Each Warrant will become exercisable on the later of 30 days after the completion of an Initial Business Combination or 12 months from the closing of the Public Offering and will expire five years after the completion of an Initial Business Combination or earlier upon redemption or liquidation. Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole and not in part at a price of $0.01 per Warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last sale price of the Company’s Class A common stock has been at least $18.00 per share on each of 20 trading days within the 30 trading-day
period ending on the third business day prior to the date on which the Company sent the notice of redemption to the Warrant holders.
As noted above, the underwriters exercised the
45-day
option to purchase up to 7,200,000 additional Units to cover any over-allotments at the Public Offering price less the underwriting discounts and commissions. The Units that were issued in connection with the over-allotment option were identical to the other Units issued in the Public Offering.
The Company paid an underwriting discount of 2.0% of the gross offering proceeds, or $11.04 million in the aggregate, to the underwriters at the closing of the Public Offering, with an additional fee (the “
Deferred Discount
”) of 3.5% of the gross offering proceeds, or $19.32 million in the aggregate, payable upon the Company’s completion of an Initial Business Combination. The Deferred Discount will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes an Initial Business Combination.